Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc
Fund Summary - General New Jersey Municipal Money Market Fund, Inc
Investment Objective
The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus General New Jersey Municipal Money Market Fund, Inc GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A
Management fees	0.50%
Other expenses (including shareholder services fees)	0.27%
Total annual fund operating expenses	0.77%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A | USD ($)	79	246	428	954

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A | USD ($)	79	246	428	954

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund also may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes acceptable New Jersey State municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund’s assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New Jersey state income taxes.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Municipal securities risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or the fund's ability to maintain a stable net asset value.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• State-specific risk. The fund is subject to the risk that New Jersey's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

• Liquidity fee and/or redemption gate risk. The fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons. If a liquidity fee is imposed by the fund, it would reduce the amount you will receive upon the redemption of your shares. A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent the fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table shows the average annual total returns of the fund's Class A shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q1, 2008: 0.62% Worst Quarter Q3, 2015: 0.00%
Average Annual Total Returns as of 12/31/17
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A	0.14%	0.06%	0.24%

For the fund’s current yield, call toll free 1-800-DREYFUS (inside the U.S. only).